AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
New York – 92.1%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,565,330
Series 2020 4.00%, 11/01/2045	1,000	912,338
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047	1,000	812,078
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,413,193
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	960	988,807
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,149,480
5.00%, 06/01/2033	1,320	1,363,524
5.00%, 06/01/2034	550	567,566
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2056	540	530,173
5.00%, 07/01/2062	6,000	5,824,954
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,468,523
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,346,307
5.50%, 11/01/2044	1,625	1,641,680
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	490,846
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051	735	603,090
4.00%, 06/15/2056	250	198,807
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	2,006,906

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2016-B 5.00%, 12/01/2034	$2,000	$2,159,282
Series 2021 1.396%, 08/01/2027	9,905	8,741,743
Series 2021-D 1.723%, 08/01/2029	3,000	2,552,819
1.823%, 08/01/2030	4,000	3,325,786
County of Nassau NY Series 2016-A 5.00%, 01/01/2038	1,000	1,054,456
Series 2016-C 5.00%, 04/01/2036	5,085	5,398,919
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	3,000	3,028,829
Series 2020-B 5.918%, 07/01/2039(a)	1,460	1,475,954
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	4,980	5,054,012
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,886,720
5.00%, 07/01/2039	1,100	1,120,031
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,285,051
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	1,725	1,685,073
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b) (c)	1,000	200,000
Long Island Power Authority Series 2012-B 5.00%, 09/01/2027	2,500	2,505,639
Series 2014-A 5.00%, 09/01/2035	1,000	1,041,125
Series 2016-B 5.00%, 09/01/2030	5,000	5,437,794
5.00%, 09/01/2033	3,515	3,803,349
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	12,000	12,167,802
Series 2017-C 5.00%, 11/15/2033	5,000	5,245,542
Series 2021 1.964% (SOFR + 0.43%), 11/01/2026(d)	835	803,237
AGM Series 2021 2.084% (SOFR + 0.55%), 11/01/2032(d)	1,000	977,410
2.328% (SOFR + 0.80%), 11/01/2032(d)	1,285	1,220,341

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	$10,740	$11,678,426
5.25%, 11/15/2035	5,000	5,432,765
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,189,066
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035	3,015	2,828,744
4.00%, 12/01/2038	1,200	1,094,120
4.00%, 12/01/2039	1,000	903,276
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,924,385
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	1,447	844,386
9.00%, 01/01/2041(a)	720	631,368
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031	4,180	4,185,237
5.00%, 07/01/2037	2,015	2,017,525
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,084,928
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,450,909
Series 2018-S 5.00%, 07/15/2043	7,000	7,488,260
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,084
5.00%, 05/01/2032	4,995	5,074,292
5.00%, 05/01/2033	7,500	7,618,060
Series 2016-F 5.00%, 02/01/2032	10,000	10,670,742
Series 2022 4.00%, 02/01/2047	5,000	4,714,796
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,652,558
5.00%, 11/15/2035	6,000	6,262,960

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	$7,780	$6,968,145
2.80%, 09/15/2069	5,780	5,195,131
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,474,187
New York State Dormitory Authority (Barnard College) Series 2015-A 4.00%, 07/01/2032 (Pre-refunded/ETM)	1,300	1,354,917
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,291,589
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,139,643
5.00%, 07/01/2033	3,000	3,118,487
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	389,879
5.00%, 07/01/2051	1,200	1,242,108
Series 2022-2 5.00%, 07/01/2037	200	213,620
5.00%, 07/01/2042	275	289,331
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,004,082
5.00%, 08/01/2033	2,000	2,043,392
5.00%, 08/01/2035	1,515	1,535,560
Series 2020 4.00%, 09/01/2037	800	727,440
4.00%, 09/01/2039	1,345	1,201,324
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,939,391
5.00%, 07/01/2036	3,000	3,110,441
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	5,328,403
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,230,825
Series 2022 4.25%, 05/01/2052	5,000	4,692,466
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,035,264

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	$1,000	$1,020,433
5.00%, 12/01/2033(a)	1,000	1,015,994
5.00%, 12/01/2037(a)	2,000	2,010,866
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,063,367
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	1,115	1,209,226
5.00%, 07/01/2040	1,265	1,353,082
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,039,769
5.00%, 07/01/2034	1,000	1,035,181
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	13,228,718
Series 2021 1.187%, 03/15/2026	4,500	4,099,037
Series 2022-A 4.00%, 03/15/2042	5,000	4,807,952
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,645,157
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,733,737
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,855,613
5.00%, 01/01/2032	5,000	5,232,467
Series 2016-A 5.25%, 01/01/2056	2,940	3,042,248
Series 2019-B 4.00%, 01/01/2037	1,575	1,544,755
Series 2019-M 2.90%, 01/01/2035	5,000	4,370,817
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	5,000	5,498,537
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,065,485
Series 2021 2.25%, 08/01/2026	1,625	1,542,565

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	$2,395	$2,497,426
5.00%, 01/01/2036	13,850	14,237,240
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,548,803
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	1,050	970,272
4.00%, 12/01/2042	1,940	1,732,819
5.00%, 12/01/2025	1,100	1,148,484
Series 2022 4.00%, 12/01/2042	2,000	1,798,375
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,967,195
4.00%, 07/01/2033	2,250	2,211,069
5.00%, 07/01/2034	3,490	3,594,524
5.00%, 07/01/2046	5,015	5,131,721
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,811,301
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	4,405	4,948,541
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	700	723,018
Series 2022 4.00%, 07/01/2042	525	482,851
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,133,226
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,035	1,733,239
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,160,384
Series 2021-2 4.00%, 07/15/2046	5,000	4,518,085
4.00%, 07/15/2061	11,025	9,652,088
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,689,667
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,561,643

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	$1,500	$1,557,117
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	5,000	4,561,428
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023	850	857,247
4.00%, 03/01/2024	850	869,966
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,258,923
Series 2018 5.00%, 11/15/2043	5,000	5,302,794
Series 2020-A 5.00%, 11/15/2054	3,000	3,157,835
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,832,694
5.00%, 05/15/2051	5,000	5,359,227
Series 2022 5.00%, 05/15/2041	2,500	2,742,588
5.00%, 05/15/2042	5,150	5,633,183
Series 2022-C 5.00%, 05/15/2047	10,000	10,811,575
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,450	1,565,240
5.00%, 09/01/2036	2,250	2,423,729
5.00%, 09/01/2037	2,000	2,148,673
5.00%, 09/01/2038	1,500	1,606,931
5.00%, 09/01/2039	2,000	2,137,737
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,016,965
4.00%, 12/01/2034	3,000	3,028,364
4.00%, 12/01/2035	1,000	1,003,455
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,300,507
Series 2017-A 5.00%, 06/01/2041	10,850	11,247,032
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,298,968
5.25%, 09/15/2042	135	114,238
5.25%, 09/15/2047	235	191,710
5.25%, 09/15/2053	505	398,933

	Principal Amount (000)	U.S. $ Value

Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	$125	$125,228
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045(e)	2,925	2,675,888
5.00%, 01/01/2051(e)	2,505	2,534,281
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,805,359
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	1,023,236
5.00%, 06/01/2047	1,000	1,017,668
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	10,000	9,901,264
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,000	1,042,348

		505,551,336

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	300,550
Series 2018 7.125%, 09/01/2038(a)	935	1,076,976

		1,377,526

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	43,225
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	510	496,302

		539,527

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	104,048
5.00%, 01/01/2039	100	103,436
5.00%, 01/01/2048	160	163,536
5.00%, 01/01/2056	490	505,373
5.00%, 01/01/2059	170	172,449

		1,048,842

	Principal Amount (000)	U.S. $ Value

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$500	$431,258
Series 2023 5.25%, 10/01/2031(e)	175	176,687
5.25%, 10/01/2036(e)	585	570,712
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,275	1,311,088
Series 2017 5.00%, 07/01/2034	1,100	1,153,836
5.00%, 07/01/2040	1,375	1,430,438
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,045,925
5.00%, 10/01/2037	1,500	1,566,291
5.00%, 10/01/2038	1,930	2,011,424
Series 2022-A 5.00%, 10/01/2044	1,100	1,141,770
Territory of Guam Series 2019 5.00%, 11/15/2031	115	117,206
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,321,893

		14,278,528

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,792,996
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	91,329
4.00%, 09/01/2041	115	101,459
5.00%, 09/01/2036	115	118,015
5.00%, 09/01/2038	100	102,060

		2,205,859

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	800	637,242

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	105	108,551

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	$100	$110,671
6.35%, 10/01/2040(a)	100	110,670

		221,341

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	548,559
Series 2019-B 3.70%, 06/01/2039(a)	200	171,721

		720,280

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	252,501

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	105	64,320
7.00%, 12/15/2043(a)	115	67,683

		132,003

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,690	2,558,165

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	208	192,184
Zero Coupon, 07/01/2033	908	515,233
4.00%, 07/01/2033	260	242,867
4.00%, 07/01/2035	9	8,127
4.00%, 07/01/2037	8	6,795
4.00%, 07/01/2041	10	9,003
4.00%, 07/01/2046	211	178,206
5.25%, 07/01/2023	176	178,116
5.375%, 07/01/2025	361	372,268
5.625%, 07/01/2027	546	578,562
5.625%, 07/01/2029	276	296,439
5.75%, 07/01/2031	115	126,336
Series 2022-C 0.00%, 11/01/2043	69	35,293
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	718,727
Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041	285	285,139
Series 2007-N 5.25%, 07/01/2034	795	806,720

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2036	$685	$693,552
AGM Series 2007-C 5.25%, 07/01/2036	100	101,251
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,776,981
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	500,129
Series 2019-A 4.329%, 07/01/2040	675	655,269
4.55%, 07/01/2040	73	72,817

		8,350,014

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	821,802
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	62,807
4.00%, 08/01/2038	130	125,366

		1,009,975

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,475,196
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	88,902
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	1,000	789,249

		2,353,347

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	89,485
5.00%, 01/01/2049(a)	105	91,556
5.00%, 01/01/2055(a)	305	260,509

		441,550

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.6%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022(a)	$100	$100,117
5.00%, 10/01/2023(a)	100	101,235
5.00%, 10/01/2025(a)	365	373,025
5.00%, 10/01/2026(a)	390	400,251
5.00%, 10/01/2027(a)	405	416,498
5.00%, 10/01/2028(a)	225	231,280
5.00%, 10/01/2029(a)	100	102,633
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	87,476
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,250	1,181,171

		2,993,686

Total Municipal Obligations (cost $578,313,750)		544,780,273

	Shares

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(f) (g) (h) (cost $1,381,372)	1,381,372	1,381,372

Total Investments – 99.5% (cost $579,695,122)(i)		546,161,645
Other assets less liabilities - 0.5%		2,613,157

Net Assets – 100.0%		$548,774,802

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$398,470	$—	$398,470
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	197,679	—	197,679
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	195,538	—	195,538
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	54,788	—	54,788
USD	6,900	01/15/2026	CPI#	3.720%	Maturity	(327,740)	—	(327,740)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	$(386,999)	$—	$(386,999)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(325,688)	(7,264)	(318,424)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	(300,592)	—	(300,592)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	3,180,459	—	3,180,459
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,899,574	—	2,899,574
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(449,334)	—	(449,334)
USD	7,130	01/15/2029	CPI#	3.735%	Maturity	(82,127)	—	(82,127)
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(203,779)	—	(203,779)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	432,226	—	432,226
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	429,080	—	429,080
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	318,066	—	318,066
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	331,637	—	331,637
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	188,815	—	188,815
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(150,774)	—	(150,774)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(185,078)	—	(185,078)

						$6,214,221	$(7,264)	$6,221,485

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(481,159)	$—	$(481,159)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(103,192)	—	(103,192)
USD	10,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/ Quarterly	1,464,973	—	1,464,973
USD	14,600	04/15/2032	2.671%	1 Day SOFR	Annual	279,216	—	279,216
USD	7,350	04/15/2032	1.280%	1 Day SOFR	Annual	1,017,774	—	1,017,774
USD	5,000	04/15/2032	1.737%	1 Day SOFR	Annual	493,172	—	493,172
USD	5,000	04/15/2032	2.571%	1 Day SOFR	Annual	129,043	—	129,043
USD	3,600	04/15/2032	3.069%	1 Day SOFR	Annual	(48,181)	—	(48,181)
USD	15,000	07/15/2032	2.446%	1 Day SOFR	Annual	629,213	—	629,213
USD	8,500	07/15/2032	2.446%	1 Day SOFR	Annual	356,554	—	356,554
USD	4,500	02/15/2041	1 Day SOFR	1.715%	Annual	(750,064)	—	(750,064)

						$2,987,349	$—	$2,987,349

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	$846,228	$—	$846,228

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $30,116,164 or 5.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of August 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,373	$200,000	0.04%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2022.
(e)	When-Issued or delayed delivery security.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,557,024 and gross unrealized depreciation of investments was $(39,035,439), resulting in net unrealized depreciation of $(23,478,415).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$544,580,273	$200,000	$544,780,273
Short-Term Investments	1,381,372	—	—	1,381,372

Total Investments in Securities	1,381,372	544,580,273	200,000	546,161,645
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI)
Swaps	—	8,626,332	—	8,626,332

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	—	4,369,945	—	4,369,945
Interest Rate Swaps	—	846,228	—	846,228
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,412,111)	—	(2,412,111)
Centrally Cleared Interest Rate Swaps	—	(1,382,596)	—	(1,382,596)

Total	$1,381,372	$554,628,071	$200,000	$556,209,443

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Portfolio	MarketValue 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,679	$43,450	$43,748	$1,381	$12